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                             STAG VARIABLE LIFE
                            SEPARATE ACCOUNT VL I
                       HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 33-53692

 SUPPLEMENT DATED DECEMBER 15, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

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          SUPPLEMENT DATED DECEMBER 15, 2004 TO YOUR PROSPECTUS


HARTFORD BOND HLS FUND - NAME CHANGE

Effective March 15, 2005, Hartford Bond HLS Fund is changing its name to Hartford Total Return Bond HLS Fund. All references in the prospectus to "Hartford Bond HLS Fund" are deleted and replaced with "Hartford Total Return Bond HLS Fund."

HARTFORD BOND HLS FUND - OBJECTIVE CHANGE

Under the section entitled "The Funds," the paragraph describing the investment objective of Hartford Bond HLS Fund is deleted and replaced with the following:

     Hartford Total Return Bond HLS Fund - Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5129